Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property and equipment, net	$ 7,614	$ 11,047	$ 13,564
Investment properties	33,829,902	35,786,053	37,407,083
Other receivables, net less current portion	0	143,137	0
Total non-currents assets	33,837,516	35,940,237	37,420,647
Current assets
Prepaid expenses	123,479	66,958	155,256
Trade and other receivables, net	407,010	756,940	842,879
Cash and cash equivalents	58,143	55,393	134,574
Total current assets	588,632	879,291	1,132,709
TOTAL ASSETS	34,426,148	36,819,528	38,553,356
Equity
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 2,043,351, 2,040,451 and 2,040,451 shares issued; 1,903,723, 1,954,651 and 1,954,651 shares outstanding at December 31, 2017, 2016 and 2015 respectively; with 139,628, 85,800 and 85,800 shares as treasury shares at December 31, 2017, 2016 and 2015)	2,043	2,040	2,040
Share premium	19,604,277	19,240,641	18,289,096
Less: cost of 139,628, 85,800 and 85,800 treasury shares at December 31, 2017, 2016 and 2015	(423,855)	(343,113)	(343,113)
Retained deficit	(25,894,120)	(22,206,984)	(21,641,840)
Foreign currency translation reserve	(643,362)	(1,456,369)	(1,316,999)
Total deficit	(7,355,017)	(4,763,785)	(5,010,816)
Non-current liabilities
Loans and borrowings, less current portion	18,146,247	21,110,316	21,720,779
Trade and other payable, net less current portion	19,597	80,355	0
Deferred tax liabilities	2,750,314	2,557,571	2,764,734
Corporate tax liabilities, less current portion	1,035,955	674,164	714,771
Tenant security deposits	847,195	731,841	820,367
Total non-current liabilities	22,799,308	25,154,247	26,020,651
Current liabilities
Notes payable to stockholders, net of unamortized discount of $731,473, $1,122,997 and $1,363,000 at December 31 2017, 2016 and 2015, respectively	3,987,479	2,485,566	1,328,263
Due to related party	670,017	1,260,243	1,089,549
Loans and borrowings	4,438,354	4,206,847	5,087,208
Trade and other payables	6,389,497	5,914,549	5,372,684
Other liabilities and other deferred income	308,852	301,800	358,634
Corporate tax liabilities	1,257,245	1,425,618	1,403,005
Derivative financial liabilities	1,859,700	794,235	2,733,836
Provisions	70,713	40,208	170,342
Total current liabilities	18,981,857	16,429,066	17,543,521
Total liabilities	41,781,165	41,583,313	43,564,172
TOTAL EQUITY AND LIABILITIES	$ 34,426,148	$ 36,819,528	$ 38,553,356